RELATED PARTY TRANSACTIONS AND BALANCES (Details1)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Amount due to a director	$ 437	$ 3,407	$ 3,168
Ms Chan Wan Shan Sandra [Member]
IfrsStatementLineItems [Line Items]
Amount due to a director		$ 3,407	$ 3,168